Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of useful lives for depreciation by major asset classes

Leasehold improvements	Lesser of 15 years or the remaining lease term
Vehicles	2-6 years
Tools, furniture and fixtures	2-13 years

Relaxation Salon Segment
Significant Accounting Policies
Schedule of total number of salons by operation type

	Number of
	Relaxation Salons
	2021	2020	2019
Directly-operated	188	150	107
Franchised	124	140	176
Total	312	290	283